Segmented Information (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Revenues	$ 65,728	$ 0	$ 1,401,517
Assets	1,432,032	2,096,425
Total property and equipment	788,050	994,109
Canada [Member]
Revenues	19,068	0	0
Assets	1,432,032	2,096,425	3,387,055
Total property and equipment	788,050	994,109	1,770,137
United States [Member]
Revenues	29,682	0	1,401,517
Other [Member]
Revenues	$ 16,978	$ 0	$ 0